                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24F-2

            Read instructions at end of form before preparing form.

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1.       Name and address of issuer:
         The Diversified Investors Funds Group II



--------------------------------------------------------------------------------
2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or
         classes)                                                      [X]

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3.       Investment Company Act File Number:       811-07495

         Securities Act File Number:       333-00295

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4(a).    Last day of fiscal year for which this Form is filed:

                          December 31, 2001

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4(b).    [ ] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)


Note: If the Form is being filed late, interest must be paid on the registration fee due.

--------------------------------------------------------------------------------
4(c). [ ] Check box if this is the last time the issuer will be filing this Form.

----------------------------------------------------------------------------------------------------------------------
5.       Calculation of registration fee:

  (i)               Aggregate sale price of securities sold
                    during the fiscal year pursuant to section
                    24(f):                                                                       $   515,808,519
                                                                                                   -------------


  (ii)              Aggregate price of securities redeemed or
                    repurchased during the fiscal year:             $        180,765,961
                                                                     -------------------

  (iii)             Aggregate price of securities redeemed or
                    repurchased during any prior fiscal year
                    ending no earlier than October 11, 1995 that
                    were not previously used to reduce              $                  -
                    registration fees payable to the Commission:      ------------------



  (iv)              Total available redemption credits [add                                     -$   180,765,961
                    Items 5(ii) and 5(iii):                                                        -------------


  (v)               Net sales -- if Item 5(i) is greater than
                    Item 5(iv) [subtract Item 5(iv) from Item
                    5(i):                                                                        $   335,042,558
                                                                                                   -------------


  (vi)              Redemption credits available for use in         $(                   )
                    future years -- if Item 5(i) is less than         -------------------
                    5(iv) [subtract Item 5(iv) from Item 5(i)]:



  (vii)             Multiplier for determining registration fee                                  X       .000092
                    (See Instruction C.9):                                                         -------------


  (viii)            Registration fee due [multiply Item 5(v) by
                    Item 5(vii)] enter "0" (if no fee is due):                                  =$     30,823.92
                                                                                                   =============

----------------------------------------------------------------------------------------------------------------------

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6.       Prepaid Shares

         If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: ______________. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:_________________.

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                                      114

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7.       Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):

                                                                +$
                                                                   ------------
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8.       Total of the amount of the registration fee due plus any interest due
         [line 5(viii) plus line 7]:

                                                                =$
                                                                  --------------
--------------------------------------------------------------------------------

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository: March 25, 2002


         Method of Delivery:
                 [X]   Wire Transfer
                 [ ]   Mail or other means
--------------------------------------------------------------------------------

                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


By (Signature and Title)(1)          /s/ ROBERT F. COLBY
                                  -----------------------------
                                   SECRETARY

Date       March 26, 2002
    ---------------------------

(1)Please print the name and title of the signing officer below the signature.

24F2 Fees
Diversified Investors Strategic Allocation Funds
For the period ended December 31, 2001

                                           98988        98987         98986        98985        98984         98983        98956
                                                         High      Intermediate
                                           Money       Quality      Government   Core Bond                   Value &      Growth &
                                           Market        Bond          Bond        Fund        Balanced       Income       Income
------------------------------------------------------------------------------------------------------------------------------------
Proceeds from issuance of shares......   47,944,945    4,737,956    4,004,289    6,890,242    17,545,471    14,973,151    7,906,830
Proceeds from dividends reinvested....    2,360,568      143,326      137,705      469,558       271,232       130,067       10,143
                                         -------------------------------------------------------------------------------------------
Aggregate securities sold.............   50,305,513    4,881,282    4,141,994    7,459,800    17,816,703    15,103,218    7,916,973

Value of shares redeemed..............   34,642,223    1,073,160      791,804    1,510,626     2,960,611     1,450,271      487,972
                                         -------------------------------------------------------------------------------------------
Net Change                               15,663,289    3,808,122    3,350,190    5,949,174    14,856,092    13,652,947    7,429,001
                                         ===========================================================================================
12/31/00 Cash Flow                            1,209          -            -            -               0             0          -
                                         ------------------------------------------------------------------------------------------
Net Change                               15,664,498    3,808,122    3,350,190    5,949,174    14,856,092    13,652,947    7,429,001
                                         ===========================================================================================


Calculation of Fee:
Total change                          $ 128,653,872
Calculation @ .000092 per SEC         $   11,836.16
                                      =============



Per Fund                              $    1,441.13     $ 350.35     $ 308.22     $ 547.32    $ 1,366.76    $ 1,256.07     $ 683.47




                                           98955        98957         98998        98997        98996         98995        98307

                                           Equity       Special    Aggressive   High Yield  International     Stock       Mid-Cap
                                           Growth       Equity       Equity        Bond        Equity         Index       Growth
------------------------------------------------------------------------------------------------------------------------------------
Proceeds from issuance of shares......   32,665,457   10,917,713    6,142,834    2,222,257    11,546,828    13,170,410    1,889,807
Proceeds from dividends reinvested....        6,428            0            0      217,932        78,012       673,088
                                         -------------------------------------------------------------------------------------------
Aggregate securities sold.............   32,671,887   10,917,713    6,142,834    2,440,189    11,624,840    13,643,506    1,889,807

Value of shares redeemed..............    5,391,932    3,733,024      605,567      518,774       965,192     4,310,636       37,404
                                         -------------------------------------------------------------------------------------------
Net Change                               27,279,955    7,184,689    5,537,267    1,921,415    10,659,648     9,523,868    1,852,403
                                         ===========================================================================================
12/31/00 Cash Flow                              -        (10,700)         -            -             -         (75,138)          -
                                         ------------------------------------------------------------------------------------------
Net Change                               27,279,955    7,173,989    5,537,267    1,921,415    10,659,648     9,446,790    1,852,403
                                         ===========================================================================================


Calculation of Fee:
Total change
Calculation @ .000092 per SEC




Per Fund                              $    2,509.76     $ 660.01     $ 509.43     $ 176.77      $ 980.69      $ 669.28     $ 170.42


                                           98297

                                          Mid-Cap
                                           Value       TOTAL
-----------------------------------------------------------------
Proceeds from issuance of shares......       70,905  182,729,104
Proceeds from dividends reinvested....                 4,498,060
                                         ------------------------
Aggregate securities sold.............       70,905  187,227,164

Value of shares redeemed..............          464   58,488,863
                                         ------------------------
Net Change                                   70,441  128,738,501
                                         ========================
12/31/00 Cash Flow                              -        (84,629)
                                         -----------------------
Net Change                                   70,441  128,653,872
                                         ========================


Calculation of Fee:
Total change
Calculation @ .000092 per SEC




Per Fund                                     $ 6.48  $ 11,636.16

24F2 Fees
Diversified Investors Strategic Allocation Funds
For the period ended December 31, 2001

                                           98256          98257             98258          98740          98745
                                           SHORT       INTERMEDIATE   LONG/INTERMEDIATE  SHORT/INT        LONG            TOTAL
SAFS                                      HORIZON        HORIZON           HORIZON        HORIZON        HORIZON          -----
Proceeds from issuance of shares......   40,444,200    92,118,768        94,797,787     26,194,464      63,663,637     317,218,855
Proceeds from dividends reinvested....    1,550,652     3,977,579         3,777,705      1,148,862         907,702      11,362,500
                                         ------------------------------------------------------------------------------------------
Aggregate securities sold.............   41,994,852    96,096,347        98,575,492     27,343,326      64,571,339     328,581,355

Value of shares redeemed..............   16,818,640    39,919,987        39,708,201      8,386,601      17,359,239     122,192,668
                                         ------------------------------------------------------------------------------------------
Net Change                               25,176,212    56,176,359        58,867,291     18,956,725      47,212,100     206,388,687
                                         ------------------------------------------------------------------------------------------
12/31/00 Cash Flow                              -           -                 -              -                 -                 0
                                         ------------------------------------------------------------------------------------------
Net Change                               25,176,212    56,176,359        58,867,291     18,956,725      47,212,100     206,388,687
                                         ==========================================================================================
                                                                                                                       206,388,687

Calculation of Fee:
Total change                          $ 206,388,687
Calculation @ .000092 per SEC         $   18,987.76
                                      =============



Per Fund                                   2,316.21      5,168.23          5,415.79       1,744.02        4,343.51       18,987.76
